Intangible Assets - Gross Balance (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Changes in intangible assets
Intangible assets and goodwill at beginning of period		$ 65,036	$ 64,700
Impairment loss (*)				$ (59)
Intangible assets and goodwill at end of period	$ 117,731	72,455	65,036	64,700
Goodwill generated in the business combination		16,714	16,714
Citibank Chile
Changes in intangible assets
Goodwill generated in the business combination		12,576
Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		199,977	190,486	182,711
Acquisitions		18,779	11,248	8,519
Disposals		(5,790)	(1,757)	(685)
Impairment loss (*)				(59)
Intangible assets and goodwill at end of period		212,966	199,977	190,486
Goodwill
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Goodwill | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Intangible assets arising from business combinations
Changes in intangible assets
Intangible assets and goodwill at beginning of period		18,981	21,267
Intangible assets and goodwill at end of period		16,696	18,981	21,267
Intangible assets arising from business combinations | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		56,249	56,249	56,249
Intangible assets and goodwill at end of period		56,249	56,249	56,249
Software or computer programs
Changes in intangible assets
Intangible assets and goodwill at beginning of period		29,341	26,719
Intangible assets and goodwill at end of period		39,045	29,341	26,719
Software or computer programs | Gross Balance
Changes in intangible assets
Intangible assets and goodwill at beginning of period		127,014	117,523	109,748
Acquisitions		18,779	11,248	8,519
Disposals		(5,790)	(1,757)	(685)
Impairment loss (*)				(59)
Intangible assets and goodwill at end of period		$ 140,003	$ 127,014	$ 117,523